Note 7 - Leases (Details) - Future Minimum Lease Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Future Minimum Lease Payments [Abstract]
2015	$ 36
2016	36
2017	36
2018	36
2019	36
2020 and thereafter	180
Total	$ 360